Label	Element	Value
Risk Return Detail Data [Abstract]	ck0001605803_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	Lattice Strategies Trust
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Document Creation Date	dei_DocumentCreationDate	May 11, 2018